Commitments and Contingencies (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Accrued compensation unpaid	$ 326,000
Percentage of employee contribution match	4.00%
Matching contributions made by employees	$ 360,000	$ 294,000
General and administrative
Defined Contribution Plan Disclosure [Line Items]
Termination benefits costs	225,000
Accrued compensation unpaid	154,000
One-time Termination Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Termination benefits costs	$ 622,000